General	6 Months Ended
Jun. 30, 2019
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	These financial statements have been prepared in a condensed format as of June 30, 2019 and for the six months then ended. These financial statements should be read in conjunction with the Company's annual consolidated financial statements as of December 31, 2018 and for the year then ended and accompanying.

b.	Definitions:

In these consolidated financial statements:

The Company	-	Can-Fite Biopharma Ltd.

USD	-	U.S. dollar

	€-	European Union Euro

CAD	-	Canadian dollar

ADS	-	American Depositary Share ("ADS"). Each ADS represents 30 ordinary shares of the Company

c.	In the six months ended June 30, 2019, the Company incurred net losses of USD 4,893 and it had accumulated losses at the amount of USD 105,516.

The Company has not yet generated any material revenues from sales of its own developed products and has financed its activities by raising capital and by collaborating with multinational companies in the industry.

The Company has other alternative plans for financing its ongoing activities. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for its long-term research and development activities. If the Company will not have sufficient liquidity resources, the Company may not be able to continue the development of all of its products or may be required to delay part of its development programs. The Company's management and board of directors are of the opinion that these financial resources will be sufficient to continue the development of the Company's products at least for twelve months from the balance sheet date.

d.

In January 2019, the Company's board of directors approved a grant of unlisted options exercisable into 340,000 of the Company's ordinary shares to two of its employees and one senior officer for an exercise price of NIS 2.344 per shares. The options vest on a quarterly basis for a period of 4 years from the grant date.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following assumptions:

Description	January 2019

Risk-free interest rate	2.40%
Expected volatility	75.86%
Dividend yield	0
Contractual life	10
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344

e.

On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 149,206 ADSs representing 4,476,192 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 149,206 ADSs representing 4,476,192 ordinary shares for an aggregate purchase price of USD 2,350 (excluding issuance cost of USD 428). The warrants have an exercise price of USD 19.50 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 7,460 ADSs representing 223,810 ordinary shares on the same terms as the warrants except they have a term of five years.

f.	On February 25, 2019, the Company's Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 6,000 in upfront and milestone payments payable with respect to the NASH indication. The Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch. In April 2019, the Company received an upfront payment of USD 1,000.

g.

On March 11, 2019, a Special General Meeting of shareholders of the Company approved a grant of unlisted options exercisable into 400,000 of the Company's ordinary shares to the Company's chief executive officer for an exercise price of NIS 2.344 per share. The options vest on a quarterly basis for a period of 48 months from the date of approval by the Company's Board of Directors on January 7, 2019.

The fair value of the Company's share options granted was estimated using the binomial option pricing model using the following assumptions:

Description	March 2019

Risk-free interest rate	2.17%
Expected volatility	65.63%
Dividend yield	0
Contractual life	9.83
Early Exercise Multiple (Suboptimal Factor)	2.5
Exercise price (NIS)	2.344

h.

On April 4, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 328,205 ADSs representing 9,846,156 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 328,205 ADSs representing 9,846,156 ordinary shares for an aggregate purchase price of USD 3,200 (excluding issuance cost of USD 414). The warrants have an exercise price of USD 12.90 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.

i.

On May 10, 2019, the Company effected a change in the ratio of our ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.

j.

On May 22, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 1,500,000 ADSs representing 45,000,000 ordinary shares. In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 1,500,000 ADSs representing 45,000,000 ordinary shares for an aggregate purchase price of USD 6,000 (excluding issuance cost of USD 540). The warrants have an exercise price of USD 4.00 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.